EQUITY-BASED COMPENSATION (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Dec. 26, 2023	Dec. 02, 2022	Dec. 02, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 09, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase price, per unit				$ 10.89		$ 10.25
Visiox Pharmaceuticals, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation Costs				$ 1,151,049	$ 981,253	$ 1,368,047	$ 111,958
Common stock, par value				$ 0.001		$ 0.001
Common stock discount on shares				0		0
Visiox Pharmaceuticals, Inc. [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value	$ 0.0001							$ 0.001
Purchase price, per unit	$ 15.00
Earnout per share	In the event the Second Share Price Target was achieved prior to the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the $15.00 Earnout Eligibility Date. In the event the Second Share Price Target was achieved on or after the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the date on which the Second Share Price Target was achieved. No $15.00 Earnout Share Payment shall be earned if the $15.00 Earnout Eligibility Date is a date later than the end of the Earnout Period.
Visiox Pharmaceuticals, Inc. [Member] | Subsequent Event [Member] | Merger Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number shares issued, value	$ 80,000,000
Net working capital	$ 0
Purchase price, per unit	$ 10.00
Common stock discount on shares	6,000,000
Number of shares of stock issued	1,000,000
Shares issued	1,000,000
Earnout per share	$ 12.50
Earnout per share	In the event the First Share Price Target was achieved prior to the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the $12.50 Earnout Eligibility Date. In the event the First Share Price Target was achieved on or after the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the date on which the First Share Price Target was achieved. No $12.50 Earnout Share Payment shall be earned if the $12.50 Earnout Eligibility Date is a date later than the end of the Earnout Period
Visiox Pharmaceuticals, Inc. [Member] | Value Appreciation Rights Awards Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options, granted				57,003		710,824
Compensation Costs				$ 297,945	140,580
Unrecognized share based compensation				$ 723,474		$ 925,599
Remaining weighted average period				1 year 6 months 7 days		2 years 4 months 20 days
Visiox Pharmaceuticals, Inc. [Member] | Michael Derby [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of Units, net of underwriting discounts (in shares)				801,436
Visiox Pharmaceuticals, Inc. [Member] | Zachary Rome [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of Units, net of underwriting discounts (in shares)				801,435
Restricted Stock Units (RSUs) [Member] | Visiox Pharmaceuticals, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of Units, net of underwriting discounts (in shares)						3,592,865	3,592,865
Share based compensation vested percentage		8.33%	33.34%
Compensation Costs				$ 861,154	$ 861,154
Unrecognized share based compensation				$ 1,275,557		$ 2,214,394
Remaining weighted average period				1 year 2 months 4 days		1 year 11 months 1 day
Restricted Stock Units (RSUs) [Member] | Visiox Pharmaceuticals, Inc. [Member] | Michael Derby [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options, granted			801,436
Restricted Stock Units (RSUs) [Member] | Visiox Pharmaceuticals, Inc. [Member] | Zachary Rome [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options, granted			801,435
Restricted Stock Units (RSUs) [Member] | Visiox Pharmaceuticals, Inc. [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options, granted			358,851